Goodwill	6 Months Ended
Sep. 30, 2020
Goodwill
15.	Goodwill

Changes in the carrying amount of goodwill by segment for the six months ended September 30, 2020 were as follows:

			Digital media	Innovation
	Core	Cloud	and	initiatives and
	commerce	computing	entertainment	others	Total

	(in millions of RMB)
Balance as of April 1, 2020	209,533	2,510	58,673	6,066	276,782
Additions	—	—	—	17	17
Measurement period adjustments	240	—	—	—	240
Foreign currency translation adjustments	(883)	16	—	—	(867)
Balance as of September 30, 2020	208,890	2,526	58,673	6,083	276,172

Gross goodwill balance was RMB280,692 million as of September 30, 2020. Accumulated impairment loss was RMB4,520 million as of the same date.